WARRANTS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 20, 2013
Modification Expense			$ 156,477
Stock offering costs paid	247,464	510,476	550,326	221,175
Related party note payable	796,181		1,353,961	861,872
Class A Warrants Extended			3,226,032
Gain (Loss) on Sale of Equity Investments			156,477
Warrants Issued to Vendor					400,000
Warrants Issued to Vendor Exercise Price					$ 0.85
Warrants As Stock Offering Costs To Placement Agent	403,800		1,087,552
WarrantsasstockofferingcoststoplacementagentMember
Stock offering costs paid	$ 247,464	$ 404,151